Nov. 20, 2017

NATIXIS FUNDS

Supplement dated November 20, 2017 to the Summary Prospectuses, Prospectuses and Statements of Additional Information dated February 1, 2017, February 28, 2017, March 31, 2017 and May 1, 2017, as may be revised or supplemented from time to time, for the following funds.

ASG Dynamic Allocation Fund
ASG Global Alternatives Fund
ASG Managed Futures Strategy Fund
ASG Tactical U.S. Market Fund
Loomis Sayles Dividend Income Fund
Loomis Sayles Global Growth Fund
Loomis Sayles Senior Floating Rate and Fixed Income Fund
Loomis Sayles Strategic Alpha Fund
McDonnell Intermediate Municipal Bond Fund
Natixis Oakmark Fund
Vaughan Nelson Select Fund
Vaughan Nelson Value Opportunity Fund

Effective immediately, the names of the following entities are changed as set forth below and all references to such entities in the summary prospectuses, prospectuses and statements of additional information of the Funds are revised accordingly:

Previous Name	Current Name
NGAM Advisors, L.P.	Natixis Advisors, L.P.

Additionally, effective immediately, the Funds’ website and email addresses are changed as set forth below and all references to such addresses in the summary prospectuses, prospectuses and statements of additional information of the Funds are revised accordingly:

	Previous Address	Current Address
Funds’ website address	ngam.natixis.com	im.natixis.com